SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 95.3%
	Alabama — 2.1%
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	$1,500,000	$ 1,499,499
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,000,000	1,003,483
	Arizona — 2.2%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.87% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	154,426
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,539,172
	Arizona HFA,
	Series B,
[a]	3.87% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	35,000	34,902
[a]	3.87% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	808,560
	California — 5.9%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	379,631
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,004,277
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 12/1/2044 (put 12/1/2025)	2,000,000	1,999,806
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	997,876
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2027	1,000,000	1,027,897
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	512,378
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,077,846
	Colorado — 0.9%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,008,100
	Connecticut — 0.2%
[a]	Connecticut Housing Finance Authority (Green Bond), Series C-2, 4.40% due 5/15/2066 (put 11/15/2026)	250,000	250,692
	Florida — 7.0%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	502,610
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,013,298
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	309,108
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	371,358
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	995,136
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,003,577
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,002,156
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.) (HUD), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,008,491
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	998,491
	Northern Palm Beach County Improvement District (Unit of Development No. 2C) (BAM), 5.00% due 8/1/2028 - 8/1/2029	935,000	981,881
	Georgia — 2.4%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,326,720
[a]	Development Authority of Burke County (Georgia Power Co.), Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,005,286
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	507,441
	Hawaii — 0.9%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,021,952
	Idaho — 0.6%
[a]	Idaho (Trinity Health Corp. Obligated Group) HFA, Series ID, 3.55% due 12/1/2048 (put 2/3/2025)	735,000	734,055
	Illinois — 7.1%
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	836,186
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,270,956
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	576,318
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,000,000	994,385
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	393,302
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (AGM) GO, 5.00% due 12/1/2027	220,000	231,751
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	371,687
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	550,299
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	283,229
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	459,394
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2026	320,000	326,079
	State of Illinois GO, Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,052,517
	Indiana — 4.2%
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 4.20% due 5/1/2028 (put 3/3/2025)	2,500,000	2,482,753
	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2029 - 7/15/2029	910,000	977,390

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2025	$ 500,000	$ 500,216
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	1,010,000	1,028,219
	Iowa — 2.6%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,045,507
	Kentucky — 2.0%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	994,624
	Kentucky (Norton Healthcare Obligated Group) (NPFG) EDFA, Series B, Zero Coupon due 10/1/2025	125,000	121,791
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	1,230,000	1,229,797
	Louisiana — 4.7%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2025 - 3/1/2026	1,000,000	1,009,301
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,011,572
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,065,000	1,069,686
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA), Series A, 4.00% due 3/15/2025 (put 3/15/2024)	1,500,000	1,501,824
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.622% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	975,000	969,610
	Massachusetts — 2.1%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.22% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,487,125
	Michigan — 0.9%
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,110,000	1,095,105
	Montana — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,010,382
	Nebraska — 2.2%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,043,473
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), 4.00% due 12/1/2049 (put 8/1/2025)	1,000,000	1,001,069
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	507,653
	Nevada — 1.3%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	999,606
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	522,367
	New Jersey — 0.8%
	Jersey City Municipal Utilities Authority Sewer Fund, Series B, 5.00% due 5/1/2025	1,000,000	1,003,304
	New Mexico — 1.2%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,009,545
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2025	380,000	382,592
	New York — 3.0%
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,092,574
[a]	Rockland County (Rockland Gardens Housing Partners LP) (FHA, HUD) IDA, 4.65% due 5/1/2027 (put 5/1/2025)	1,600,000	1,600,275
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	511,258
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	274,780
	North Carolina — 2.6%
[a]	Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal LLC) AMT, 3.75% due 12/1/2027 (put 11/1/2025)	2,000,000	1,996,934
[a]	North Carolina Housing Finance Agency (FHLMC, FNMA, GNMA), Series 56, 3.375% due 7/1/2048 (put 7/15/2025)	450,000	448,573
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,632
	Series 2024B-2, 3.75% due 10/1/2028	500,000	499,601
	Ohio — 2.3%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	180,000	185,499
	City of Elyria GO, 4.625% due 6/26/2025	1,250,000	1,253,469
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	276,570
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	982,196
	Oklahoma — 2.5%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,023,205
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	967,382
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	527,087
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	485,110
	Pennsylvania — 4.8%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,511,920
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,140,000	1,159,421
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	487,950
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	224,441
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	740,000	749,490

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2024 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	$1,000,000	$ 1,001,058
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	506,037
	Tennessee — 4.4%
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2025	1,100,000	1,105,831
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,002,262
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,000,000	2,098,560
	Texas — 14.3%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	995,000	998,002
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	1,000,576
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2025	200,000	201,253
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	507,120
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2025 - 8/15/2026	920,000	937,098
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,001,590
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	1,000,000	1,049,313
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,072,308
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027	385,000	395,818
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,003,215
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	1,000,000	1,019,854
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	1,000,000	1,012,427
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,143,393
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,001,238
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,009,318
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,010,950
	Viridian Municipal Management District (BAM) GO, 6.25% due 12/1/2029	455,000	507,992
	Virginia — 2.8%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,500,000	1,517,147
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	915,185
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2027	900,000	913,144
	Washington — 0.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,021,070
	Wisconsin — 5.5%
	City of Watertown, 4.00% due 10/1/2025	1,000,000	1,001,507
	Peshtigo School District, 4.75% due 3/1/2027	1,000,000	1,003,651
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2025	605,000	605,000
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	364,293
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	593,105
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,500,816
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,001,963
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	359,759
	Total Long-Term Municipal Bonds — 95.3% (Cost $112,033,562)		112,220,939

	SHORT-TERM INVESTMENTS — 3.5%
	Municipal Bonds — 3.5%
	Mississippi — 0.6%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 4.00% due 11/1/2035 (put 1/2/2025)	$ 700,000	$ 700,000
	New Mexico — 0.3%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.05% due 8/1/2034 (put 1/2/2025)	390,000	390,000
	Texas — 2.6%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 1/2/2025)	3,000,000	3,000,000
	Total Municipal Bonds — 3.5% (Cost $4,090,000)		4,090,000
	Mutual Fund — 0.0%
c	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%	1,432	1,432
	Total Mutual Fund — 0.0% (Cost $1,432)		1,432
	Total Short-Term Investments — 3.5% (Cost $4,091,432)		4,091,432
	Total Investments — 98.8% (Cost $116,124,994)		$116,312,371
	Other Assets Less Liabilities — 1.2%		1,415,644

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2024 (Unaudited)

Net Assets — 100.0%	$117,728,015

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $3,485,001, representing 2.96% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHA	Insured by Federal Housing Administration
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.